Segment Reporting (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting (Details) [Line Items]
Number of Operating Segments	1
Reportable Segment [Member]
Segment Reporting (Details) [Line Items]
Number of Reportable Segments	2	2